Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 04, 2016
Registrant Name	Mirae Asset Discovery Funds
Central Index Key	0001489215
Amendment Flag	false
Document Creation Date	Jan. 04, 2016
Document Effective Date	Jan. 04, 2016
Prospectus Date	Nov. 17, 2015